Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commercial and Agricultural
Allowance for loan losses, beginning balance	$ 8,802,316	$ 11,805,986	$ 12,736,921
Allowance for loan losses, charge-offs	(2,083,347)	(5,104,491)	(6,227,716)
Allowance for loan losses, recoveries	1,019,436	792,821	811,781
Allowance for loan losses, provision	865,500	1,308,000	4,485,000
Allowance for loan losses, ending balance	8,603,905	8,802,316	11,805,986
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	497,561	1,017,073	981,021
Allowance for loan losses, charge-offs	(454,971)	(624,944)	(120,690)
Allowance for loan losses, recoveries	52,111	76,002	55,829
Allowance for loan losses, provision	760,663	29,430	100,913
Allowance for loan losses, ending balance	855,364	497,561	1,017,073
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	304,172	293,886	296,175
Allowance for loan losses, charge-offs	(5,000)	0	(34,502)
Allowance for loan losses, recoveries	3,600	2,700	6,200
Allowance for loan losses, provision	(99,681)	7,586	26,013
Allowance for loan losses, ending balance	203,091	304,172	293,886
Real Estate Portfolio Segment [Member] | Commercial [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	3,664,777	4,379,276	5,162,839
Allowance for loan losses, charge-offs	(275,297)	(1,326,825)	(2,872,408)
Allowance for loan losses, recoveries	270,003	90,042	297,984
Allowance for loan losses, provision	191,044	522,284	1,790,861
Allowance for loan losses, ending balance	3,850,527	3,664,777	4,379,276
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	1,222,695	1,782,179	1,890,200
Allowance for loan losses, charge-offs	(97,698)	(1,543,099)	(2,071,162)
Allowance for loan losses, recoveries	485,834	485,005	253,459
Allowance for loan losses, provision	(920,065)	498,610	1,709,682
Allowance for loan losses, ending balance	690,766	1,222,695	1,782,179
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	138,092	138,092	138,092
Allowance for loan losses, charge-offs	0	0	0
Allowance for loan losses, recoveries	0	0	0
Allowance for loan losses, provision	(118,202)	0	0
Allowance for loan losses, ending balance	19,890	138,092	138,092
Real Estate Portfolio Segment [Member] | Residential [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	2,425,327	3,278,269	3,405,947
Allowance for loan losses, charge-offs	(929,668)	(1,033,966)	(706,242)
Allowance for loan losses, recoveries	109,626	31,127	64,583
Allowance for loan losses, provision	385,070	149,897	513,981
Allowance for loan losses, ending balance	1,990,355	2,425,327	3,278,269
Real Estate Portfolio Segment [Member] | Farmland [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	103,800	311,494	290,526
Allowance for loan losses, charge-offs	(40,000)	(233,580)	(20,977)
Allowance for loan losses, recoveries	20,000	20,000	21,762
Allowance for loan losses, provision	827,892	5,886	20,183
Allowance for loan losses, ending balance	911,692	103,800	311,494
Consumer and Other Portfolio Segment [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	378,978	362,464
Allowance for loan losses, charge-offs		0
Allowance for loan losses, recoveries		15,468
Allowance for loan losses, provision		1,046
Allowance for loan losses, ending balance		378,978	362,464
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	66,914	243,253	227,774
Allowance for loan losses, charge-offs	(255,062)	(342,077)	(397,822)
Allowance for loan losses, recoveries	61,976	72,477	93,520
Allowance for loan losses, provision	189,549	93,261	319,781
Allowance for loan losses, ending balance	63,377	66,914	243,253
Consumer and Other Portfolio Segment [Member] | Other [Member]
Commercial and Agricultural
Allowance for loan losses, beginning balance	378,978	362,464	344,347
Allowance for loan losses, charge-offs	(25,651)		(3,913)
Allowance for loan losses, recoveries	16,286		18,444
Allowance for loan losses, provision	(350,770)		3,586
Allowance for loan losses, ending balance	$ 18,843	$ 378,978	$ 362,464